Discontinued Operations And Other Disposition (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations And Other Disposition [Abstract]
Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income

	Years Ended December 31,
	2014	2013
Operating revenues	$6,324	$19,014
Total operating expenses	3,262	11,880
Operating income	3,062	7,134
Other (income) expense:
Gain on sale	(29,093)	(21,178)
Other, net	-	1
Income from discontinued operations before income taxes	32,155	28,311
Provision for income taxes	12,800	9,882
Income from discontinued operations	$19,355	$18,429